Consolidated Statements of Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Common Stock	Preferred Stock	Preferred A Stock	Additional Paid-In- Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022				$ 237,876	$ (246,917)	$ (9,041)
Balance (in Shares) at Dec. 31, 2022	69,220
Stock-based compensation				2,662		2,662
Issuance of Common Stock and Pre-Funded Warrants through public offering				1,545		1,545
Issuance of Common Stock and Pre-Funded Warrants through public offering (in Shares)	21,539
Issuance of held-back shares to Lab Society
Issuance of held-back shares to Lab Society (in Shares)	33
Issuance of Common Stock to Pure Pressure
Issuance of Common Stock to Pure Pressure (in Shares)	24
Issuance of vested RSUs
Issuance of vested RSUs (in Shares)	1
Exercise of Pre-Funded Warrants
Exercise of Pre-Funded Warrants (in Shares)	5,664
Issuance of equity classified warrants				1,554		1,554
Exchange of private placement debt into equity classified warrants				3,877		3,877
Conversion of Exchange Note				2,146		2,146
Conversion of Exchange Note (in Shares)	4,638
Conversion of Convertible Note				1,172		1,172
Conversion of Convertible Note (in Shares)	10,241
Proceeds from Employee Stock Purchase Plan Shares				25		25
Proceeds from Employee Stock Purchase Plan Shares (in Shares)	167
Reverse stock split fractional share settlement
Reverse stock split fractional share settlement (in Shares)	1,889
Net loss					(18,650)	(18,650)
Balance at Dec. 31, 2023				250,857	(265,567)	(14,710)
Balance (in Shares) at Dec. 31, 2023	113,416
Stock-based compensation				1,165		1,165
Issuance of Common Stock and Pre-Funded Warrants through public offering				2,123		2,123
Issuance of Common Stock and Pre-Funded Warrants through public offering (in Shares)	184,000
Issuance of held-back shares from Sinclair acquisition
Issuance of held-back shares from Sinclair acquisition (in Shares)	39
Cashless exercise of High Trail Warrants
Cashless exercise of High Trail Warrants (in Shares)	208,814
Issuance of vested RSUs, net of shares held back to offset tax
Issuance of vested RSUs, net of shares held back to offset tax (in Shares)	71
Issuance of vested RSUs
Issuance of vested RSUs (in Shares)	72,397
Stock split share adjustment	$ 1			(1)
Stock split share adjustment (in Shares)	(283)
Deemed Contribution from troubled debt restructuring with related party				676		676
Issuance of equity classified Pre-Funded Warrants				6,791		6,791
Excess of related party debt and Pre-Funded Warrants conversion				10,044		10,044
Conversion of related party debt into Pre-Funded Warrants				13,980		13,980
Exercise of Pre-Funded Warrants				1,355		1,355
Exercise of Pre-Funded Warrants (in Shares)	647,373
Issuance of common shares (IONIC Stock Subscription Payable)				345		345
Issuance of common shares (IONIC Stock Subscription Payable) (in Shares)	189,645
Exercise of liability classified warrants, net of forfeitures				1,680		1,680
Exercise of liability classified warrants, net of forfeitures (in Shares)	52,681
Exercise of Placement Agent Warrants				26		26
Exercise of Placement Agent Warrants (in Shares)	4,482
Issuance of Common Stock in connection with private placement, net	$ 1			25,792		25,793
Issuance of Common Stock in connection with private placement, net (in Shares)	203,988
Senorita Acquisition				18,836		18,836
Senorita Acquisition (in Shares)	97,300
Conversion of Convertible Note				1,731		1,731
Conversion of Convertible Note (in Shares)	178,109
Net loss					(41,746)	(41,746)
Balance at Dec. 31, 2024	$ 2			$ 335,400	$ (307,313)	$ 28,089
Balance (in Shares) at Dec. 31, 2024	1,952,032